Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2011
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 16, 2012
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDAX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDCX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSYYX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDOX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDIX